Acquisition of Windfall Project, Osisko Mining Inc and Gold Road	12 Months Ended
Dec. 31, 2025
Acquisitions [Abstract]
Acquisition of Windfall Project, Osisko Mining Inc and Gold Road	Acquisition of Windfall Project
Background
On 2 May 2023, Gold Fields, through a 100% held Canadian subsidiary, acquired a 50% interest in the Windfall Project (the
“Partnership”) in Québec, Canada, which is in the feasibility stage, from Osisko Mining Incorporated.
•Under the Partnership structure, each of Osisko Mining Incorporated (“Osisko”) and Gold Fields, respectively, held an effective
50% partnership interest in the Windfall Project and the Exploration Properties; and
•The management company (responsible for the operation) would be governed by a Board of Directors comprising three directors nominated by Gold Fields and three directors nominated by Osisko. Decisions over the relevant activities of the
Partnership required unanimous consent of both the parties.
On 12 August 2024, Gold Fields entered into an agreement with Osisko to acquire 100% of its issued share capital. This represents a direct acquisition of Osisko as well as an indirect acquisition of the remaining 50% interest in the Windfall Project
(the “second Transaction”). The acquisition date was 25 October 2024, the date on which all conditions precedent were met and the consideration was paid in full by Gold Fields. Refer note 18.2.
Recognition and measurement
Gold Fields and Osisko previously had joint control over the Windfall Project, the initial transaction was structured as a separate vehicle and the Group had a residual interest in the net assets of the Windfall Project. Accordingly, the Group classified its interest in the Windfall Project as a joint venture.
When an equity-accounted investment is acquired in stages and results in control of an entity that is not a business, the previously held interest is recognised at its carrying amount as part of the total cost of acquisition. On 25 October 2024, the initial 50%
interest in the Windfall Project was derecognised as a joint venture and recognised at its carrying value as an asset acquisition together with the additional 50% interest held by Osisko, in terms of the second Transaction. Refer note 18.2.
Consideration
The following summarises the consideration and the cost of the Windfall joint venture:

	United States Dollar	Canadian Dollar	United States Dollar	Canadian Dollar
Figures in millions unless otherwise stated	25 Oct 2024	25 Oct 2024	31 Dec 2023	31 Dec 2023

Carrying value at 1 January	538.6	713.6	—	—
Initial recognition
Cash considerations
Purchase of equity-accounted investee	—	—	247.1	333.8
(a) C$300.0 million cash payment	—	—	221.5	300.0
(b) Pre-closing paid amounts
– C$16.9 million	—	—	12.8	16.9
– C$16.9 million	—	—	12.8	16.9
Contingent and exploration considerations
(c) C$300.0 million contingent consideration	—	—	190.8	258.4
(d) C$75.0 million exploration consideration	—	—	39.1	52.9
Subsequent measurement
Cash considerations
(e) Capital contributions	65.3	89.0	69.1	93.0
Contingent and exploration considerations
(c) C$300.0 million contingent consideration – net change in fair value[1]	8.0	10.9	7.3	9.9
(d) C$75.0 million exploration consideration – unwinding of discount rate[1]	4.8	6.6	2.9	3.9
Share of loss	(47.5)	(64.9)	(28.4)	(38.3)
Derecognition of 50% exploration consideration[2]	(22.8)	(31.7)	—	—
Derecognition of Windfall Project joint venture[2]	(519.3)	(723.5)	—	—
Translation adjustment	(27.1)	—	10.7	—
Carrying value at the end of the year	—	—	538.6	713.6
[1]The movements were recognised as part of the equity investment.
[2]Derecognised at 25 October 2024, the acquisition  date of the transaction.
18.1Acquisition of Windfall Project continued
Consideration continued
(a)C$300 million cash payment
The US$221.5 million (C$300 million) cash payment represented the initial consideration paid on 2 May 2023 for the 50%
interest in the joint venture.
(b)Pre-closing paid amounts
Osisko acquired certain assets for the benefit of the Windfall Project during the term sheet negotiation stage. Gold Fields agreed to refund Osisko 50% of the costs spent on these items in two equal payments of US$12.8 million (C$16.9 million) on
31 July 2023 and US$12.8 million (C$16.9 million) on 31 December 2023, respectively.
(c)C$300 million contingent consideration
The C$300.0 million contingent consideration was payable on issuance of an Environmental Impact Assessment (“EIA”)
permit to the Partnership authorising the construction and operation of the Windfall Project. In terms of the second
Transaction, the C$300.0 million contingent consideration is no longer payable.
The fair value of the contingent consideration was determined using a Monte Carlo valuation model that considers various scenarios and possibilities around the potential outcome of the EIA permit approval process and the timing of when the contingent consideration will be paid.

	25 Oct 2024	31 Dec 2023

Key assumptions of the contingent consideration:
– Fair value factor calculated using the Monte-Carlo valuation model using the following inputs:	0.931	0.894
– Probability	98%	98%
– Discount rate	5.7%	7.0%

Figures in millions unless otherwise stated	United States Dollar	Canadian Dollar

Using the above inputs and valuation technique, the fair value of the contingent consideration amounted to:
Fair value at 2 May 2023	190.8	258.4
Net change in fair value	7.3	9.9
Translation	4.4	—
Fair value at 31 December 2023	202.5	268.3
Net change in fair value	8.0	10.9
Derecognition on 25 October 2024	(200.4)	(279.2)
Translation	(10.1)	—
Fair value at 25 October 2024	—	—
Notes to the consolidated financial statements continued
for the year ended 31 December 2025
18.1Acquisition of Windfall Project continued
Consideration continued
(d)C$75 million exploration consideration
As part of the acquisition of the Windfall Project, Gold Fields acquired a 50% interest in certain developmental exploration projects and targets for a C$75.0 million funding commitment by Gold Fields over 5 years commencing 2025. The
C$75.0 million funding commitment represented 100% of the initial exploration funding. The C$75.0 million would be scheduled over the period of the exploration agreement and discounted using a market related discount rate. In terms of the second Transaction, the C$75.0 million exploration consideration is no longer payable.

	25 Oct 2024	31 Dec 2023

Key assumptions of the exploration consideration:
– Term	5.1 years	6.3 years
– Discount rate	5.7%	7.0%

Figures in millions unless otherwise stated	United States Dollar	Canadian Dollar

Using the above inputs, the value of the exploration consideration amounted to:
Present value at 2 May 2023	39.1	52.9
Unwinding of discount rate	2.9	3.9
Translation	0.9	—
Carrying value at 31 December 2023	42.9	56.8
Unwinding of discount rate	4.8	6.6
Derecognition on 25 October 2024	(45.5)	(63.4)
Translation	(2.2)	—
Carrying value at 25 October 2024	—	—
(e)Capital considerations
The project required funding from the Partnerships in the feasibility and development stage of the project. During 2024 Gold
Fields paid cash calls amounting to US$65.3 million (C$89.0 million) (2023: US$69.1 million (C$93.0 million)) to the Windfall
Project which has been capitalised to the cost of the investment.
Acquisition of Osisko Mining Incorporated
Background
On 2 May 2023, Gold Fields acquired a 50% interest in the Windfall Project from Osisko. Refer note 18.1 for further details.
On 12 August 2024, Gold Fields entered into an agreement with Osisko to acquire 100% of its issued share capital. This represents a direct acquisition of Osisko as well as an indirect acquisition of the remaining 50% interest in the Windfall Project.
The acquisition date was 25 October 2024, the date on which all conditions precedent were met and the consideration was paid in full by Gold Fields.
Recognition and measurement
The only significant asset acquired in Osisko is the additional 50% interest in the Windfall Project. As part of the acquisition,
Gold Fields did not acquire sufficient infrastructure or processes, including an organised workforce, which could develop the acquired inputs into an operating mine. Accordingly, the transaction was accounted for as an asset acquisition. The previously held 50% interest in the Windfall Project was recognised at its carrying value as part of the total cost of the asset acquisition.
Consideration
The following summarises the total purchase consideration of the transaction:

Figures in millions unless otherwise stated	United States Dollar	Canadian Dollar

(a) Cash consideration	1,483.2	2,060.6
(b) Carrying value of previously held Windfall Project joint venture	519.3	723.5
(c) Transaction costs	8.5	11.9
(d) C$300.0 million contingent consideration - fair value	(200.4)	(279.2)
(e) C$75.0 million exploration consideration - 50% apportionment	(22.8)	(31.7)
(f) C$110.3 million pre-existing payable	(79.2)	(110.3)
Total purchase consideration	1,708.6	2,374.8
(a)Cash consideration
The US$1,483.2 million (C$2,060.6 million) cash represents the initial consideration paid on 25 October 2024 for
420.53 million shares at the purchase price of C$4.90 per Osisko share in an all-cash transaction.
(b)Carrying value of previously held Windfall Project joint venture
The US$519.3 million (C$723.5 million) represents the derecognition of the carrying value of the previously held Windfall
Project as a joint venture at 25 October 2024 and recognised as an asset acquisition along with the additional 50% interest held by Osisko. Refer to note 18.1 for further details.
(c)Transaction costs
Transaction costs of US$8.5 million (C$11.9 million) relating to the asset acquisition were capitalised on 25 October 2024.
(d)C$300.0 million contingent consideration - fair value
The fair value of the C$300.0 million contingent consideration at 25 October 2024 was US$200.4 million (C$279.2 million). In terms of the transaction the consideration is no longer payable and has been eliminated. Refer to note 18.1 (c) for the key inputs used in valuation of the fair value at 25 October 2024.
(e)C$75.0 million exploration consideration – 50% apportionment
The C$75.0 million exploration consideration represented 100% of the initial exploration funding. Refer to note 18.1 (d) for further details. 50% of the remaining exploration consideration payable by Gold Fields has been purchased back as a result of the transaction and reduces the purchase consideration by US$22.8 million (C$31.7 million).
(f)C$110.3 million pre-existing payable
On acquisition, a pre-existing payable of C$110.3 million (US$79.2 million) between Osisko and Gold Fields was extinguished.
Assets acquired and liabilities assumed
The purchase consideration at 25 October 2024 was allocated based on the relative fair values of the assets acquired and liabilities assumed as follows:

Figures in millions unless otherwise stated	United States Dollar	Canadian Dollar

ASSETS
Non-current assets	1,743.5	2,423.3
Listed investment	28.7	40.0
Equity accounted investee	8.0	11.2
Property, plant and equipment[1]	1,706.8	2,372.1
Current assets	44.0	61.4
Cash and cash equivalents	30.7	42.8
Trade and other receivables	9.7	13.5
Inventories	2.2	3.1
Other	1.4	2.0

Total assets	1,787.5	2,484.7
LIABILITIES
Non-current liabilities	49.7	69.2
Lease liabilities	43.0	59.9
Environmental rehabilitation costs	6.7	9.3
Current liabilities	29.2	40.7
Trade and other payables	21.4	29.8
Current portion of lease liabilities	7.8	10.9

Total liabilities	78.9	109.9
Net assets	1,708.6	2,374.8
[1]The following key assumptions were used in the valuation of the mineral rights amounting to US$1,329.1 million (C$1,845.8 million) included in property, plant and equipment:
•  Gold price: Long-term gold price of US$2,100 per ounce;
•  Discount rate: Real weighted average cost of capital ("WACC") of 7.9%;
•  Exchange rate: Long term C$/US$ exchange rate of 0.761; and
•  Resource multiple: US$37 per resource ounce.
18.3Acquisition of Gold Road
Background
On 13 December 2016, Gold Fields purchased 50% of the Gruyere Gold Project and entered into a 50:50 unincorporated joint operation with Gold Road Resources Limited (“Gold Road”) for the development and operation of the Gruyere Gold Project in
Western Australia, which comprises the Gruyere gold deposit as well as additional resources including Central Bore and Attila/Alaric.
On 5 May 2025, Gold Fields entered into an agreement to acquire 100% of the issued and outstanding share capital of Gold
Road. This represents a direct acquisition of Gold Road, as well as an indirect acquisition of the remaining 50% interest in the
Gruyere Gold Project (the "second Transaction"). The acquisition date was 26 September 2025, the date on which all conditions precedent were met and control of Gold Road was obtained.
Recognition and measurement
Gold Fields and Gold Road previously had joint control over the Gruyere Gold Project. Accordingly, the Group classified its interest in the project as a joint operation.
When a joint operation is acquired through stages that results in control of an entity that is a business, the transaction is treated as a business combination achieved in stages. On 26 September 2025, the previously held 50% interest in the Gruyere Gold Project was remeasured to its fair value and the resulting gain was recognised in profit or loss. The fair value of the previously held 50%
interest was included as part of the total cost of the operation and recognised as a business combination together with the additional 50% interest held by Gold Road, in terms of the second Transaction.
Consideration
The following summarises the consideration for the business combination at 26 September 2025:

Figures in millions unless otherwise stated	United States Dollar	Australian Dollar

(a) Fixed cash consideration	1,490.3	2,276.5
(b) Variable cash consideration	702.0	1,072.3
(c) Fair value of previously held interest in joint operation	1,197.9	1,829.8
(d) Add: Special dividend	312.6	477.5
Total purchase consideration	3,702.8	5,656.1
(a)Fixed cash consideration
The US$1,490.3 million (A$2,276.5 million) cash represents the fixed cash consideration of US$1,802.9 million
(A$2,754.0 million) paid for 1,092,838,545 Gold Road shares at a purchase price of A$2.52 per share, less the US$312.6 million (A$477.5 million) special dividend of A$0.43694 per Gold Road share. The special dividend was declared by the Gold
Road Board on 16 September 2025 and was payable to Gold Road shareholders. The final fixed consideration portion amounted to A$2.08306 per Gold Road share.
(b)Variable cash consideration
The US$702.0 million (A$1,072.3 million) cash represents the variable cash consideration paid for 1,092,838,545 shares at the purchase price of A$0.98117 per Gold Road share in an all-cash transaction. This reflects the shareholders proportionate value of Gold Road's shareholdings in Northern Star Resources Ltd ("Northern Star"). The purchase price of A$0.98117 was determined by the weighted average price of Northern Star shares during the five trading days up to and including 25
September 2025.
(c)Previously held interest in joint operation
The US$1,197.9 million (A$1,829.8 million) represents the fair value of the previously held 50% interest in joint operation derecognised at 26 September 2025 and recognised as a business combination together with the additional 50% interest held by Gold Road. The fair value of the previously held 50% interest was based on its fair value less cost of disposal
"FVLCOD") calculated using a combination of the market (resource value) and the income approach. Refer the next page for assumptions used in the valuation.
The table below summarises the gain on remeasurement at acquisition date:

Figures in millions unless otherwise stated	United States Dollar	Australian Dollar

Fair value of 50% previously held interest in joint operation	1,197.9	1,829.8
Less: Carrying value of 50% previously held interest in joint operation	(389.7)	(595.3)
Gain on remeasurement of 50% previously held interest in joint operation	808.2	1,234.5
(d)Special dividend
The US$312.6 million (A$477.5 million) cash represents a special dividend of A$0.43694 per Gold Road share payable to
Gold Road shareholders as part of the contractual requirements of the second Transaction. The special dividend was funded by Gold Road's existing cash balances.
Notes to the consolidated financial statements continued
for the year ended 31 December 2025
18.3Acquisition of Gold Road continued
Transaction costs
Transaction costs of US$51.4 million (A$79.8 million) relating to the second Transaction were recognised in profit or loss for the year ended 31 December 2025.
Assets acquired and liabilities assumed
The fair values of assets acquired and liabilities assumed at 26 September 2025 are as follows:

Figures in millions unless otherwise stated	United States Dollar	Australian Dollar

ASSETS
Non-current assets	3,987.8	6,091.5
Investments	742.1	1,133.6
Property, plant and equipment	643.5	983.0
Right-of-use assets	135.8	207.4
Inventories	25.1	38.4
Mining rights[1]	2,441.3	3,729.1
Current assets	557.7	851.9
Cash and cash equivalents	386.5	590.4
Trade and other receivables	27.2	41.5
Inventories	144.0	220.0

Total assets	4,545.5	6,943.4
Non-current liabilities	534.1	815.9
Lease liabilities	113.0	172.6
Environmental rehabilitation costs	47.5	72.6
Deferred taxation	371.8	568.0
Long-term incentive plan	1.8	2.7
Current liabilities	308.6	471.4
Borrowings	197.1	301.1
Trade and other payables	73.8	112.7
Current portion of environmental rehabilitation costs	0.8	1.2
Current portion of lease liabilities	22.8	34.8
Royalties and taxation payable	14.1	21.6

Total liabilities	842.7	1,287.3
Net assets	3,702.8	5,656.1
[1]The following key assumptions were used in the valuation of mining rights and the previously held 50% interest:
•Gold price: Long-term gold price of US$2,646 (A$3,675) per ounce;
•Discount rate: Real weighted average cost of capital ("WACC") of 6.8%;
•Exchange rate: Long-term A$/US$ exchange rate of 0.72; and
•Resource multiple: U$106.7 per resource ounce.
Revenue and profit after taxation of the acquiree (Gold Road) from 26 September 2025 to 31 December 2025 amounted to
US$151.3 million and US$49.0 million, respectively.
Revenue and profit after taxation of the combined entity for the year ended 31 December 2025 amounted to US$9,111.0 million and US$3,747.6 million, respectively. The combined entity includes the Gold Fields Group, Gold Road and Gold Road acquisition
PPA adjustments and the figures were presented as if the acquisition was completed at the beginning of the year.
Equity accounted investees

		United States Dollar
	Figures in millions unless otherwise stated	2025	2024	2023

	Investment in joint ventures	—	—
(a)	Far Southeast Gold Resources Incorporated (“FSE”)	—	—
(b)	Windfall Project	—	—
	Investment in associates	2.8	12.6
(c)	Other associates	2.8	12.6

	Total equity accounted investees	2.8	12.6
	Share of results of equity accounted investees, net of taxation recognised in the consolidated income statement are made up as follows:
(a)	Far Southeast Gold Resources Incorporated (“FSE”)	—	(1.5)	(1.3)
	Asanko Gold – earnings[1]	—	—	28.0
	Asanko Gold – impairment[1]	—	—	(46.9)
(b)	Windfall Project	—	(47.5)	(28.4)
(c)	Other associates	(2.3)	(4.6)	(2.9)
	Share of results of equity investees, net of taxation	(2.3)	(53.6)	(51.5)
	Asanko Gold – recognised as a discontinued operation[1]	—	—	18.9
	Total share of results of equity investees, net of taxation	(2.3)	(53.6)	(32.6)
[1]Gold Fields and Asanko had joint control over the Asanko joint venture entities. The Asanko operation was structured as a separate vehicle and the Group had a residual interest in the net assets of Asanko. Accordingly, the Group had classified its interest in Asanko as a joint venture. On 21 December 2023, Gold Fields announced the divestment of its 45% shareholding in Asanko Gold and the investment was presented as held for sale at 31 December 2023. The share of results of equity investee of Asanko Gold for the year ended 31 December 2023 was presented as a discontinued operation. Refer note 15 for further details.
Asanko had a 31 December year-end and was equity accounted since 31 July 2018 up to the date it was classified as held for sale.
(a)FSE
Gold Fields interest in FSE, an unlisted entity incorporated in the Philippines, was nil% (2024: nil% and 2023: 40%) at
31 December 2025. Lepanto Consolidated Mining Company owned the remaining 60% shareholding in FSE during 2024 and 2023.
During 2024, Gold Fields disposed of FSE for US$1.0 million.
FSE had a 31 December year-end and had been equity accounted since 1 April 2012. FSE’s equity accounting was based on results to the date of disposal.
Investment in joint venture consists of:

	United States Dollar
Figures in millions unless otherwise stated	2025	2024

Unlisted shares at cost	—	230.0
Equity contribution	—	100.6
Impairment – prior years	—	(230.0)
Share of accumulated losses brought forward	—	(99.1)
Share of loss after taxation[1]	—	(1.5)
Total investment in joint venture[2]	—	—
[1]Gold Fields’ share of loss after taxation represented exploration and other costs, including work completed on a scoping study, which was fully funded by Gold
Fields as part of their equity contribution.
2FSE had no revenues or significant assets or liabilities. Assets included in FSE represented the rights to explore and eventually mine the FSE project.
Notes to the consolidated financial statements continued
for the year ended 31 December 2025
19.Equity accounted investees continued
(b)Windfall Project
On 2 May 2023, Gold Fields, through a 100% held Canadian subsidiary, acquired a 50% interest in the Windfall Project in
Québec, Canada, which is in the feasibility stage, from Osisko Mining Incorporated (the “Partnership”).
On 12 August 2024, Gold Fields entered into an agreement with Osisko to acquire 100% of its issued share capital.
This represents a direct acquisition of Osisko as well as an indirect acquisition of the remaining 50% interest in the Windfall
Project (the “second Transaction”). The acquisition date was 25 October 2024, the date on which all conditions precedent were met and the consideration was paid in full by Gold Fields. Refer note 18.2.
Gold Fields and Osisko previously had joint control over the Windfall Project, the initial transaction was structured as a separate vehicle and the Group had a residual interest in the net assets of the Windfall Project. Accordingly, the Group classified its interest in the Windfall Project as a joint venture.
On 25 October 2024, the initial 50% interest in the Windfall Project was derecognised as a joint venture and recognised as an asset acquisition together with the additional 50% interest held by Osisko, in terms of the second Transaction. Refer note 18.2.
The Partnership had a 31 December year-end and was equity accounted since 2 May 2023. The Partnership’s equity accounting was based on results to 25 October 2024.
The following table summarises the financial information and the carrying amount of the Group’s interest in the Partnership:

	United States Dollar		Canadian Dollar
Figures in millions unless otherwise stated	2025	2024	2025	2024

Opening balance 1 January	—	538.6	—	713.6
Cash considerations
C$93.0 million cash calls	—	65.3	—	89.0
Contingent and exploration considerations
C$300.0 million contingent consideration
– Net change in fair value	—	8.0	—	10.9
C$75.0 million exploration consideration
– Unwinding of discount rate	—	4.8	—	6.6
Share of loss[1]	—	(47.5)	—	(64.9)
Derecognition of Windfall Project joint venture[2]	—	(519.3)	—	(723.5)
Derecognition of 50% exploration consideration[2]	—	(22.8)	—	(31.7)
Translation adjustment	—	(27.1)	—	—
Carrying value at 31 December	—	—	—	—
[1]The Windfall Project share of loss for 2024 related mainly to exploration expenses.
[2]Derecognised at 25 October 2024, the acquisition date of the transaction.
(c)Other

	United States Dollar
Figures in millions unless otherwise stated	2025	2024

Investment in associates - other	2.8	12.6
Lunnon Metals Limited (“Lunnon”)[1]	2.8	4.8
Vior Mining Exploration Company Inc. ("Vior")[2]	—	7.8

[1]During 2025, Gold Fields recognised a share of loss for the year of US$2.3 million (2024: US$4.7 million). Gold Fields’ interest in Lunnon was 30.5% (2024: 30.5%)
at 31 December 2025.
[2]Vior was acquired as part of the Osisko acquisition during 2024. On 27 February 2025, Gold Fields  shareholding was diluted to below 20%. An assessment was performed and the Group concluded it no longer had significant influence and Vior was reclassified to listed investments.
Gold Fields recognised a share of profit of US$nil (2024: US$0.1 million) up to the date of classification to listed investments. Gold Fields’ interest in Vior was
19.96% (2024: 20.7%) at 31 December 2025.